SHAREHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY

15.Class A Common Stock

On July 18, 2022, the Class A Common Stock and Warrants began trading on Nasdaq Global Market under the ticker symbols “MOND” and “MONDW”, respectively.

Class A Common Stock

As of September 30, 2022, the Company had authorized a total of 500,000,000 shares for issuance of Class A Common Stock. As of September 30, 2022, shares of 82,266,160 Class A Common Stock are issued and outstanding. Not reflected in the shares issued and outstanding as of September 30, 2022 is approximately 331,600 related to restricted stock units that vested in 2022 but not yet been settled and issued. As of December 31, 2021, the Company has 60,800,000 shares of Class A Common Stock, par value $0.0001, issued and outstanding.

Voting Rights

Each holder of Class A Common Stock is entitled to one vote in respect of each share of Class A Common Stock held of record by such holder on all matters voted upon by the Company’s stockholders, provided, however, that, except as otherwise required in the amended and restated certificate of incorporation, dated July 18, 2022 (as amended from time to time, the “Certificate of Incorporation”) or by applicable law, the holders of the Company’s Class A Common Stock will not be entitled to vote on any amendment to the Certificate of Incorporation that alters or changes the powers, preferences, rights or other terms of one or more outstanding series of the Company’s Preferred Stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Certificate of Incorporation (including any certificate of designation relating to any series of the Company’s Preferred Stock) or pursuant to the Delaware General Corporation Law.

Dividend Rights

Subject to the rights of the holders of the Preferred Stock and any other provisions of the Certificate of Incorporation, holders of the Company’s Class A Common Stock will be entitled to receive such dividends and other distributions in cash, stock or property of the Company when, as and if declared thereon by the Board, in its discretion, from time to time out of assets or funds of the Company legally available therefor.

Liquidation Rights

Subject to the rights of holders of the Preferred Stock, in the event of any liquidation, dissolution or winding up of the Company’s affairs, whether voluntary or involuntary, after payment or provision for payment of the Company’s debts and any other payments required by law and amounts payable upon shares of the Preferred Stock ranking senior to the shares of the Class A Common Stock upon such dissolution, liquidation or winding up, if any, the Company’s remaining net assets will be distributed to the holders of the Class A Common Stock and the holders of any other class or series of capital stock ranking equally with the the Class A Common Stock upon such dissolution, liquidation or winding up, equally on a per share basis.

Transfer Rights

Subject to applicable law and the transfer restrictions set forth in Article VII of the the bylaws of the Company adopted on July 18, 2022, shares of Class A Common Stock and the rights and obligations associated therewith shall be fully transferable to any transferee.

Other Rights

There are no redemption or sinking fund provisions applicable to the the Class A Common Stock. The rights, preferences and privileges of holders of the Class A Common Stock will be subject to those of the holders of any preferred stock, including the Preferred Stock, that we may issue in the future.

15.	COMMON STOCK

Class A — Common stock

The total number of capital stock the Company has authority to issue is 1,000 shares of Class A Common Stock, par value $0.01, of which 1 common stock is issued and outstanding.

Voting

Each holder of common stock is entitled to one vote in respect of each share held by them in the records of the Company for all matters submitted to a vote.

Liquidation

In the event of liquidation of the Company, the holders of common stock shall be entitled to receive all the remaining assets of the Company, after distribution of all preferential amounts, if any. Such amounts will be in proportion to the number of equity shares held by the shareholders.

ITHAX ACQUISITION CORP.
SHAREHOLDERS' EQUITY

NOTE 7. SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued and outstanding.

Class A Ordinary Shares — The Company is authorized to issue 100,000,000 Class A ordinary shares with a par value of $0.001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At December 31, 2021, there were 675,000 Class A ordinary shares issued and outstanding, excluding 24,150,000 Class A ordinary shares subject to possible redemption, which are presented as temporary equity. At December 31, 2020, there were no Class A ordinary shares issued or outstanding.

Class B Ordinary Shares — The Company is authorized to issue 10,000,000 Class B ordinary shares with a par value of $0.001 per share. Holders of Class B ordinary shares are entitled to one vote for each share. As of December 31, 2021 and 2020 there were 6,037,500 Class B ordinary shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law; provided that only holders of Class B ordinary shares have the right to vote on the appointment of directors prior to the Company’s initial Business Combination.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination on a one-for-one basis.